THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 98.3%	Shares	Value

COMMUNICATION SERVICES — 9.0%
Alphabet, Cl A *	355,491	$49,804,289
Alphabet, Cl C *	363,158	51,495,805
T-Mobile US	143,971	23,212,444
Walt Disney	203,060	19,503,913

		144,016,451

CONSUMER DISCRETIONARY — 10.7%
Amazon.com *	593,793	92,156,674
Home Depot	106,270	37,509,059
McDonald’s	53,812	15,751,849
TJX	181,547	17,230,626
Ulta Beauty *	16,430	8,248,681

		170,896,889

CONSUMER STAPLES — 3.1%
Costco Wholesale	13,141	9,131,418
Mondelez International, Cl A	227,387	17,115,420
PepsiCo	132,185	22,277,138

		48,523,976

ENERGY — 4.2%
Cheniere Energy	34,012	5,577,628
Chevron	101,264	14,929,352
ConocoPhillips	168,819	18,885,781
Pioneer Natural Resources	122,389	28,128,664

		67,521,425

FINANCIALS — 16.4%
BlackRock, Cl A	19,179	14,850,491
Blackstone, Cl A	198,489	24,701,956
CME Group, Cl A	82,915	17,067,224
Fidelity National Information Services	169,429	10,548,650
Fiserv *	158,766	22,524,132
Intercontinental Exchange	188,707	24,028,062
JPMorgan Chase	131,062	22,851,971
PNC Financial Services Group	98,547	14,901,292
S&P Global	71,315	31,974,080
US Bancorp	392,885	16,320,443
Visa, Cl A	224,527	61,354,248

		261,122,549

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

HEALTH CARE — 13.6%
Abbott Laboratories	210,903	$23,863,674
AstraZeneca PLC ADR	475,835	31,709,644
Danaher	130,103	31,213,011
Edwards Lifesciences *	188,674	14,805,249
IQVIA Holdings *	87,202	18,158,072
Stryker	45,497	15,263,334
Thermo Fisher Scientific	41,826	22,543,377
UnitedHealth Group	91,423	46,784,806
Zoetis, Cl A	63,113	11,853,253

		216,194,420

INDUSTRIALS — 7.4%
Automatic Data Processing	47,946	11,784,168
Honeywell International	162,270	32,820,730
Otis Worldwide	237,370	20,993,003
RTX	227,198	20,702,282
Union Pacific	112,788	27,512,377
Veralto	43,367	3,325,815

		117,138,375

INFORMATION TECHNOLOGY — 26.6%
Adobe *	39,642	24,490,034
Analog Devices	118,366	22,768,884
Apple	315,088	58,102,227
Cisco Systems	531,136	26,652,405
Microsoft	354,117	140,789,837
NVIDIA	76,292	46,940,179
QUALCOMM	133,232	19,786,284
Roper Technologies	52,221	28,042,677
Salesforce *	120,933	33,993,057
TE Connectivity	151,553	21,549,321

		423,114,905

MATERIALS — 3.1%
Linde PLC	67,421	27,294,043
Martin Marietta Materials	42,537	21,626,662

		48,920,705

REAL ESTATE — 2.1%
American Tower, Cl A ‡	90,923	17,789,085
Prologis ‡	71,356	9,040,091

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

REAL ESTATE (continued)
VICI Properties, Cl A ‡	217,923	$6,563,841

		33,393,017

UTILITIES — 2.1%
NextEra Energy	469,203	27,509,372
WEC Energy Group	80,506	6,501,664

		34,011,036

TOTAL COMMON STOCK (Cost $730,977,974)		1,564,853,748

CASH EQUIVALENT — 1.2%

First American Government Obligations Fund, Cl X, 5.250% (A)	18,689,445	18,689,445

TOTAL CASH EQUIVALENT (Cost $18,689,445)		18,689,445

TOTAL INVESTMENTS — 99.5% (Cost $749,667,419)		$1,583,543,193

Percentages are based on Net Assets of $1,591,946,146.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2024.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

ATF-QH-001-2100

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.1%	Shares	Value

COMMUNICATION SERVICES — 2.8%
Live Nation Entertainment *	46,129	$4,098,562
Pinterest, Cl A *	164,799	6,175,019
Trade Desk, Cl A *	169,796	11,619,140

		21,892,721

CONSUMER DISCRETIONARY — 15.2%
Academy Sports & Outdoors	75,772	4,753,178
Aptiv PLC *	68,868	5,601,034
AutoZone *	6,027	16,647,358
Chipotle Mexican Grill, Cl A *	5,152	12,409,983
Domino’s Pizza	17,338	7,389,802
Five Below *	50,323	9,030,966
Floor & Decor Holdings, Cl A *	78,264	7,870,228
Marriott International, Cl A	55,355	13,270,254
Ross Stores	123,573	17,334,820
Tractor Supply	60,892	13,676,343
Ulta Beauty *	25,525	12,814,826

		120,798,792

CONSUMER STAPLES — 4.3%
Lamb Weston Holdings	44,002	4,507,565
Monster Beverage *	187,499	10,316,195
Sprouts Farmers Market *	191,319	9,636,738
US Foods Holding *	209,026	9,617,286

		34,077,784

ENERGY — 3.0%
Cheniere Energy	92,845	15,225,652
Diamondback Energy	56,660	8,710,908

		23,936,560

FINANCIALS — 9.2%
Ameriprise Financial	56,753	21,953,763
Ares Management, Cl A	131,873	16,019,932
FleetCor Technologies *	45,790	13,275,894
MSCI, Cl A	16,687	9,989,172
Tradeweb Markets, Cl A	123,143	11,746,611

		72,985,372

HEALTH CARE — 17.0%
Agilent Technologies	56,275	7,321,377
Align Technology *	47,527	12,704,918

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value

HEALTH CARE (continued)
Alnylam Pharmaceuticals *	51,452	$8,896,565
Avantor *	298,674	6,866,515
Bio-Rad Laboratories, Cl A *	12,690	4,072,094
Cencora, Cl A	80,612	18,756,800
Charles River Laboratories International *	42,402	9,170,705
Dexcom *	138,966	16,863,524
Edwards Lifesciences *	65,463	5,136,882
GE HealthCare Technologies	50,353	3,693,896
Humana	20,202	7,637,568
ICON PLC *	42,215	11,012,627
Revvity	72,087	7,726,285
Veeva Systems, Cl A *	72,782	15,095,715

		134,955,471

INDUSTRIALS — 18.2%
AMETEK	72,497	11,748,139
Cintas	28,657	17,325,162
Copart *	309,369	14,862,087
Howmet Aerospace	206,603	11,623,485
Hubbell, Cl B	33,083	11,101,662
IDEX	46,036	9,736,614
Ingersoll Rand	140,113	11,189,424
Masco	114,251	7,687,950
Oshkosh	52,746	5,807,335
Pentair PLC	56,660	4,145,812
Regal Rexnord	51,161	6,827,947
Saia *	11,803	5,318,196
TransUnion	95,147	6,583,221
Waste Connections	67,097	10,417,480
WESCO International	34,569	5,998,413
Zurn Elkay Water Solutions	156,373	4,636,459

		145,009,386

INFORMATION TECHNOLOGY — 23.4%
Amphenol, Cl A	185,076	18,711,184
ANSYS *	17,992	5,898,317
Cadence Design Systems *	76,911	22,185,747
Crowdstrike Holdings, Cl A *	89,721	26,243,393
Datadog, Cl A *	148,583	18,489,669
Entegris	94,690	11,145,013
HubSpot *	24,279	14,834,469
Keysight Technologies *	62,869	9,635,303
KLA	15,413	9,155,939

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INFORMATION TECHNOLOGY (continued)
Marvell Technology	140,859	$9,536,154
Microchip Technology	151,612	12,914,310
ON Semiconductor *	54,873	3,903,116
Roper Technologies	22,732	12,207,084
Zscaler *	48,035	11,320,408

		186,180,106

MATERIALS — 2.9%
Arcadium Lithium PLC *	503,812	2,463,639
Berry Global Group	117,792	7,710,664
Crown Holdings	99,623	8,816,635
FMC	75,764	4,257,937

		23,248,875

REAL ESTATE — 2.1%
CoStar Group *	81,075	6,768,141
SBA Communications, Cl A ‡	43,799	9,804,844

		16,572,985

TOTAL COMMON STOCK (Cost $486,372,630)		779,658,052

CASH EQUIVALENT — 1.9%

First American Government Obligations Fund, Cl X, 5.250% (A)	15,454,268	15,454,268

TOTAL CASH EQUIVALENT (Cost $15,454,268)		15,454,268

TOTAL INVESTMENTS — 100.0% (Cost $501,826,898)		$795,112,320

Percentages are based on Net Assets of $794,991,202.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2024.

Cl — Class

PLC — Public Limited Company

ATF-QH-002-2000

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 60.9%	Shares	Value

COMMUNICATION SERVICES — 1.5%
Alphabet, Cl A *	48,100	$6,738,810
Walt Disney	32,000	3,073,600

		9,812,410

CONSUMER DISCRETIONARY — 5.8%
Amazon.com *	64,300	9,979,360
Home Depot	37,907	13,379,655
McDonald’s	12,250	3,585,820
Service International	98,546	6,614,407
Vail Resorts	23,414	5,197,908

		38,757,150

CONSUMER STAPLES — 3.0%
PepsiCo	59,126	9,964,505
Procter & Gamble	64,069	10,067,802

		20,032,307

ENERGY — 2.2%
Cheniere Energy	18,050	2,960,019
Chevron	53,809	7,933,061
EQT	100,000	3,540,000

		14,433,080

FINANCIALS — 12.0%
Ares Capital	324,545	6,565,545
Ares Management, Cl A	67,951	8,254,688
Blue Owl Capital, Cl A	419,872	6,524,811
CME Group, Cl A	28,709	5,909,461
Fidelity National Information Services	64,500	4,015,770
Golub Capital BDC	215,919	3,294,924
Hannon Armstrong Sustainable Infrastructure Capital ‡	129,008	3,069,100
JPMorgan Chase	60,438	10,537,970
S&P Global	21,397	9,593,345
US Bancorp	187,000	7,767,980
Visa, Cl A	50,932	13,917,678

		79,451,272

HEALTH CARE — 6.5%
Abbott Laboratories	90,000	10,183,500
Johnson & Johnson	64,386	10,230,936
Novartis ADR	69,438	7,184,750

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value

HEALTH CARE (continued)
UnitedHealth Group	30,430	$15,572,248

		43,171,434

INDUSTRIALS — 7.1%
Automatic Data Processing	18,003	4,424,777
IDEX	25,004	5,288,346
Lockheed Martin	15,435	6,627,943
Republic Services, Cl A	51,088	8,742,179
Rollins	133,250	5,771,057
Union Pacific	42,978	10,483,624
United Parcel Service, Cl B	42,892	6,086,375

		47,424,301

INFORMATION TECHNOLOGY — 16.0%
Apple	172,168	31,747,779
Broadcom	10,809	12,754,620
Cisco Systems	135,081	6,778,365
Microchip Technology	104,536	8,904,376
Microsoft	92,758	36,878,726
QUALCOMM	61,215	9,091,040

		106,154,906

MATERIALS — 1.3%
Linde PLC	21,314	8,628,547

REAL ESTATE — 2.8%
Invitation Homes ‡	120,395	3,964,607
Prologis ‡	66,626	8,440,848
VICI Properties, Cl A ‡	215,041	6,477,035

		18,882,490

UTILITIES — 2.7%
Brookfield Infrastructure, Cl A	204,125	7,146,403
NextEra Energy	186,679	10,944,990

		18,091,393

TOTAL COMMON STOCK (Cost $232,782,678)		404,839,290

CORPORATE OBLIGATIONS — 17.1%	Face Amount

COMMUNICATION SERVICES — 2.2%
Comcast 2.937%, 11/01/56	$6,111,000	3,949,262

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

COMMUNICATION SERVICES (continued)
Discovery Communications 3.800%, 03/13/24	$3,150,000	$3,140,806
T-Mobile USA 3.500%, 04/15/31	5,000,000	4,554,351
Verizon Communications 2.355%, 03/15/32	2,441,000	2,027,201
Warnermedia Holdings 3.428%, 03/15/24	1,000,000	996,695

		14,668,315

CONSUMER DISCRETIONARY — 2.5%
Amazon.com 3.150%, 08/22/27	3,300,000	3,170,993
Ford Motor Credit 7.350%, 11/04/27	3,000,000	3,155,638
6.950%, 03/06/26	2,000,000	2,044,903
General Motors 6.800%, 10/01/27	3,500,000	3,706,663
Meritage Homes 3.875%, 04/15/29(A)	5,000,000	4,605,150

		16,683,347

ENERGY — 1.6%
Cheniere Energy Partners 4.500%, 10/01/29	5,000,000	4,769,903
DCP Midstream Operating 6.750%, 09/15/37(A)	1,500,000	1,630,571
Energy Transfer 5.550%, 05/15/34	952,000	957,449
Kinder Morgan MTN 7.800%, 08/01/31	1,400,000	1,591,321
Sabine Pass Liquefaction 5.750%, 05/15/24	149,000	148,923
5.625%, 03/01/25	2,000,000	2,003,606

		11,101,773

FINANCIALS — 5.5%
Ally Financial 2.200%, 11/02/28	5,000,000	4,288,317
Ares Capital 3.875%, 01/15/26	5,000,000	4,807,287

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

FINANCIALS (continued)
Bank of America 8.774%, TSFR3M + 3.397%(B)(C)	$2,000,000	$2,009,312
3.950%, 04/21/25	5,750,000	5,657,641
Goldman Sachs Group MTN 7.331%, TSFR3M + 2.012%, 10/28/27(B)	3,000,000	3,067,317
JPMorgan Chase 8.868%, TSFR3M + 3.562%(B)(C)	1,500,000	1,504,398
8.148%, TSFR3M + 2.842%(B)(C)	1,000,000	1,002,514
5.000%, TSFR3M + 3.380%(B)(C)	2,000,000	1,981,431
Morgan Stanley MTN 5.250%, SOFRRATE + 1.870%, 04/21/34(B)	2,000,000	2,001,097
OneMain Finance 3.500%, 01/15/27	3,000,000	2,744,788
Wells Fargo MTN 4.100%, 06/03/26	3,000,000	2,943,215
Western Union 2.850%, 01/10/25	4,500,000	4,384,556

		36,391,873

HEALTH CARE — 1.1%
AbbVie 4.250%, 11/21/49	3,500,000	3,074,007
HCA 5.375%, 02/01/25	3,050,000	3,047,192
5.000%, 03/15/24	1,250,000	1,248,744

		7,369,943

INDUSTRIALS — 1.2%
AerCap Ireland Capital DAC 3.000%, 10/29/28	2,000,000	1,814,606
Northrop Grumman 4.030%, 10/15/47	3,000,000	2,538,013
Quanta Services 2.900%, 10/01/30	3,750,000	3,289,303

		7,641,922

INFORMATION TECHNOLOGY — 2.0%
Apple 3.850%, 08/04/46	3,000,000	2,597,545
Broadcom 3.469%, 04/15/34(A)	2,500,000	2,171,490
CommScope Technologies 6.000%, 06/15/25(A)	1,734,000	1,378,530

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

INFORMATION TECHNOLOGY (continued)
Kyndryl Holdings 2.050%, 10/15/26	$1,000,000	$916,017
Oracle 6.150%, 11/09/29	3,000,000	3,201,545
Salesforce 3.700%, 04/11/28	3,000,000	2,940,787

		13,205,914

MATERIALS — 0.3%
NOVA Chemicals 5.000%, 05/01/25(A)	2,000,000	1,950,002

REAL ESTATE — 0.7%
Boston Properties 2.750%, 10/01/26‡	1,000,000	932,177
VICI Properties 5.125%, 05/15/32‡	4,000,000	3,822,514

		4,754,691

TOTAL CORPORATE OBLIGATIONS (Cost $121,698,513)		113,767,780

U.S. TREASURY OBLIGATIONS — 10.6%
U.S. Treasury Bonds 4.375%, 05/15/41	10,000,000	10,166,797
4.125%, 08/15/53	18,000,000	17,699,063
3.875%, 05/15/43	10,000,000	9,409,375

		37,275,235

U.S. Treasury Inflation Indexed Notes 0.500%, 01/15/28	12,448,100	11,848,711

U.S. Treasury Notes 2.000%, 08/15/25	13,000,000	12,542,461
1.625%, 05/15/31	10,000,000	8,570,312

		21,112,773

TOTAL U.S. TREASURY OBLIGATIONS (Cost $69,029,976)		70,236,719

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — 5.8%	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.8%
FHLMC 5.000%, 03/01/38	$8,410,673	$8,432,642
1.500%, 06/01/31	6,209,224	5,712,829
FNMA 6.000%, 01/01/53	4,595,623	4,662,962
6.000%, 07/01/53	7,285,493	7,528,977
4.500%, 07/01/52	12,336,236	11,930,339

TOTAL MORTGAGE-BACKED SECURITIES (Cost $38,440,867)		38,267,749

PREFERRED STOCK — 0.3%	Shares

FINANCIALS — 0.3%
Wells Fargo, 7.500% (C)	1,700	2,057,000

TOTAL PREFERRED STOCK (Cost $2,066,538)		2,057,000

CASH EQUIVALENT — 5.4%

First American Government Obligations Fund, Cl X, 5.250% (D)	35,891,104	35,891,104

TOTAL CASH EQUIVALENT (Cost $35,891,104)		35,891,104

TOTAL INVESTMENTS — 100.1% (Cost $499,909,676)		$665,059,642

WRITTEN OPTIONS — (0.0%)	Contracts	Value

TOTAL WRITTEN OPTIONS — 0.0% (Premiums Received $328,807)	(2,508)	$(136,308)

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JANUARY 31, 2024 (Unaudited)

A list of the exchange traded option contracts held by the Fund at January 31, 2024, is as follows:

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (0.0%)
Call Options
Alphabet*	(245)	$(2,698,892)	$155	02/17/24	$(3,920)
Amazon.com*	(643)	(7,846,643)	170	02/17/24	(100,308)
EQT*	(1,000)	(2,783,457)	42	02/17/24	(7,000)
Microchip Technology*	(300)	(2,009,278)	100	02/17/24	(3,000)
Walt Disney*	(320)	(2,416,732)	105	02/17/24	(22,080)

Total Written Options		$(17,755,002)			$(136,308)

Percentages are based on Net Assets of $664,240,788.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2024 was $11,735,743 which represents 1.8% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	The rate reported is the 7-day effective yield as of January 31, 2024.

ADR — American Depositary Receipt

BDC — Business Development Company

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

PLC — Public Limited Company

SOFRRATE — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Month

ATF-QH-003-2000

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 98.4%	Shares	Value

COMMUNICATION SERVICES — 4.3%
Live Nation Entertainment *	35,665	$3,168,835
Meta Platforms, Cl A *	15,480	6,039,367
Netflix *	1,658	935,295

		10,143,497

CONSUMER DISCRETIONARY — 9.6%
Amazon.com *	67,510	10,477,552
Chipotle Mexican Grill, Cl A *	2,664	6,416,963
MercadoLibre *	3,519	6,023,860

		22,918,375

CONSUMER STAPLES — 1.5%
elf Beauty *	23,002	3,669,509

FINANCIALS — 15.6%
Ares Management, Cl A	36,696	4,457,830
Blackstone, Cl A	33,639	4,186,374
Brown & Brown	71,423	5,539,568
Charles Schwab	34,622	2,178,416
Kinsale Capital Group	6,457	2,567,109
Mastercard, Cl A	21,961	9,865,540
S&P Global	18,617	8,346,932

		37,141,769

HEALTH CARE — 12.7%
Bio-Techne	16,003	1,125,331
Danaher	11,496	2,758,005
Eli Lilly	15,721	10,149,635
ICON PLC *	5,315	1,386,524
IDEXX Laboratories *	7,767	4,000,626
Intuitive Surgical *	17,959	6,792,453
Zoetis, Cl A	21,444	4,027,398

		30,239,972

INDUSTRIALS — 9.3%
Cintas	8,146	4,924,827
FTAI Aviation	60,348	3,255,774
Howmet Aerospace	74,608	4,197,446
Paylocity Holding *	7,651	1,211,995
TransDigm Group	6,151	6,721,075

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

INDUSTRIALS (continued)
United Rentals	2,937	$1,836,800

		22,147,917

INFORMATION TECHNOLOGY — 38.1%
Adobe *	3,519	2,173,968
Advanced Micro Devices *	35,341	5,926,332
Amphenol, Cl A	41,487	4,194,336
Arista Networks *	10,469	2,708,121
ASML Holding, Cl G	2,944	2,560,750
Entegris	48,473	5,705,272
Gartner *	12,158	5,561,555
Globant *	23,680	5,583,981
Intuit	7,672	4,843,564
Marvell Technology	26,578	1,799,331
Microsoft	13,255	5,269,923
Monolithic Power Systems	5,814	3,504,214
NVIDIA	14,158	8,710,993
Palo Alto Networks *	45,955	15,556,227
Roper Technologies	10,816	5,808,192
ServiceNow *	3,455	2,644,457
Workday, Cl A *	28,777	8,376,121

		90,927,337

MATERIALS — 5.9%
Martin Marietta Materials	14,663	7,454,962
Sherwin-Williams	21,441	6,526,212

		13,981,174

REAL ESTATE — 1.4%
CoStar Group *	41,043	3,426,270

TOTAL COMMON STOCK (Cost $126,196,637)		234,595,820

CASH EQUIVALENT — 1.5%
First American Government Obligations Fund, Cl X, 5.250% (A)	3,601,219	3,601,219

TOTAL CASH EQUIVALENT (Cost $3,601,219)		3,601,219

TOTAL INVESTMENTS — 99.9% (Cost $129,797,856)		$238,197,039

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JANUARY 31, 2024 (Unaudited)

Percentages are based on Net Assets of $238,388,288.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
(A)	The rate reported is the 7-day effective yield as of January 31, 2024.

Cl — Class

PLC — Public Limited Company

ATF-QH-005-1100

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.7%	Shares	Value

COMMUNICATION SERVICES — 1.5%
Comcast, Cl A	101,399	$4,719,109

CONSUMER DISCRETIONARY — 3.5%
Dick’s Sporting Goods	32,104	4,785,743
Home Depot	10,160	3,586,074
TJX	26,874	2,550,611

		10,922,428

CONSUMER STAPLES — 0.7%
Sysco	27,052	2,189,318

ENERGY — 6.8%
Enterprise Products Partners	543,549	14,545,371
ONEOK	97,081	6,625,779

		21,171,150

FINANCIALS — 17.1%
Ares Management, Cl A	47,308	5,746,976
Blackstone, Cl A	106,251	13,222,937
Brookfield	163,338	6,481,252
Brookfield Asset Management, Cl A	45,020	1,809,354
Charles Schwab	95,545	6,011,691
CME Group, Cl A	43,294	8,911,637
Goldman Sachs Group	7,291	2,799,817
JPMorgan Chase	31,956	5,571,848
Morgan Stanley	28,896	2,520,887

		53,076,399

HEALTH CARE — 20.8%
Abbott Laboratories	101,629	11,499,321
AbbVie	25,447	4,183,487
AstraZeneca PLC ADR	185,073	12,333,265
Cardinal Health	35,793	3,908,238
Elevance Health	25,143	12,406,562
Eli Lilly	23,145	14,942,643
Merck	44,416	5,364,565

		64,638,081

INDUSTRIALS — 10.9%
Broadridge Financial Solutions	35,380	7,224,596
FTAI Aviation	133,146	7,183,227

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INDUSTRIALS (continued)
L3Harris Technologies	48,184	$10,042,509
Parker-Hannifin	13,592	6,313,484
Robert Half	36,994	2,942,503

		33,706,319

INFORMATION TECHNOLOGY — 19.7%
Accenture PLC, Cl A	17,819	6,483,978
Apple	64,139	11,827,232
Broadcom	3,681	4,343,580
Dell Technologies, Cl C	53,352	4,421,814
International Business Machines	27,513	5,053,037
Microchip Technology	94,668	8,063,820
Microsoft	41,888	16,653,831
Texas Instruments	27,617	4,422,034

		61,269,326

REAL ESTATE — 11.4%
American Tower, Cl A ‡	29,461	5,764,045
Equinix ‡	10,970	9,102,577
Iron Mountain ‡	87,858	5,932,172
Prologis ‡	46,164	5,848,517
VICI Properties, Cl A ‡	292,075	8,797,299

		35,444,610

UTILITIES — 6.3%
Brookfield Infrastructure Partners	109,577	3,439,622
Brookfield Renewable Partners	328,836	8,553,024
NextEra Energy	98,073	5,750,020
Xcel Energy	30,931	1,851,839

		19,594,505

TOTAL COMMON STOCK (Cost $204,698,051)		306,731,245

CASH EQUIVALENT — 0.6%
First American Government Obligations Fund, Cl X, 5.250% (A)	1,790,356	1,790,356

TOTAL CASH EQUIVALENT (Cost $1,790,356)		1,790,356

TOTAL INVESTMENTS — 99.3% (Cost $206,488,407)		$308,521,601

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JANUARY 31, 2024 (Unaudited)

Percentages are based on Net Assets of $310,808,029.

‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2024.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

ATF-QH-006-1100

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.7%	Shares	Value

AUSTRALIA — 2.2%
BHP Group	400,213	$12,244,163

BRAZIL — 2.7%
MercadoLibre *	8,532	14,605,163

CANADA — 3.5%
Brookfield	244,076	9,684,936
Canadian National Railway	75,103	9,315,776

		19,000,712

CHINA — 5.3%
Alibaba Group Holding ADR	74,691	5,390,449
Alibaba Group Holding	515,000	4,619,024
Tencent Holdings	315,741	10,959,787
Yum China Holdings	225,966	7,816,164

		28,785,424

DENMARK — 1.4%
Vestas Wind Systems *	271,815	7,663,829

FRANCE — 5.9%
Air Liquide	58,567	10,959,796
Airbus	64,756	10,314,675
LVMH Moet Hennessy Louis Vuitton	13,358	11,114,598

		32,389,069

GERMANY — 6.2%
Heidelberg Materials	128,204	11,838,882
Siemens	72,100	12,907,569
Symrise, Cl A	89,810	9,265,991

		34,012,442

HONG KONG — 1.9%
AIA Group	1,290,000	10,116,722

INDIA — 2.4%
HDFC Bank ADR	234,817	13,029,995

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value

IRELAND — 2.4%
ICON PLC *	50,541	$13,184,631

ISRAEL — 2.2%
Check Point Software Technologies *	76,218	12,113,327

ITALY — 1.8%
Ferrari	27,454	9,574,189

JAPAN — 12.3%
Daikin Industries	51,000	8,171,849
FANUC	324,000	8,962,610
NIDEC CORP	140,000	5,221,554
Shiseido	139,000	3,874,860
Sony Group	109,000	10,689,456
Sysmex	114,000	6,175,641
Tokio Marine Holdings	358,000	9,439,541
Toyota Motor	737,000	14,716,284

		67,251,795

MEXICO — 1.7%
Fomento Economico Mexicano ADR	69,085	9,363,781

NETHERLANDS — 2.5%
ASML Holding	15,892	13,787,654

NORWAY — 1.4%
Equinor	275,932	7,896,371

SINGAPORE — 2.4%
DBS Group Holdings	546,000	12,932,175

SPAIN — 4.8%
Amadeus IT Group	152,929	10,717,278
Banco Santander	3,834,871	15,412,511

		26,129,789

SWEDEN — 1.9%
Assa Abloy, Cl B	379,384	10,404,882

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JANUARY 31, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value

SWITZERLAND — 8.1%
Alcon	141,628	$10,661,050
Chubb	60,266	14,765,170
Julius Baer Group	100,463	5,469,351
Novartis	123,871	12,809,971
Sandoz Group *	24,533	841,366

		44,546,908

TAIWAN — 2.0%
Taiwan Semiconductor Manufacturing ADR	97,950	11,064,432

UNITED KINGDOM — 21.7%
AstraZeneca PLC	95,901	12,714,238
BAE Systems PLC	1,044,573	15,560,435
Compass Group PLC	519,771	14,316,439
Diageo PLC	222,976	8,053,407
InterContinental Hotels Group PLC	171,695	16,268,614
Lloyds Banking Group PLC	17,492,026	9,376,682
London Stock Exchange Group PLC	141,410	15,995,443
Reckitt Benckiser Group PLC	108,500	7,844,637
Shell PLC	598,665	18,559,988

		118,689,883

TOTAL COMMON STOCK (Cost $477,630,998)		528,787,336

CASH EQUIVALENT — 3.1%
First American Government Obligations Fund, Cl X, 5.250% (A)	16,880,523	16,880,523

TOTAL CASH EQUIVALENT (Cost $16,880,523)		16,880,523

TOTAL INVESTMENTS — 99.8% (Cost $494,511,521)		$545,667,859

Percentages are based on Net Assets of $546,589,741.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2024.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

ATF-QH-007-1000